RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group (note 14)
JWYK	Associate of the Group (note 15)
Gopher	An entity controlled by a director of the Company
Nai'ensi	An entity controlled by a director of the Company
Xi'an New Chang'an Medical Investment Co., Ltd. (“New Chang'an”)	Non-controlling shareholder of CAH prior to the disposal (note 4)
Shaanxi Juntai Real Estate Co., Ltd. (“Shaanxi Juntai”)	Entity indirectly controlled by New Chang'an

b)	The Group had the following related party transactions for the years ended December 31, 2013, 2014 and 2015.

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Transactions as part of discontinued operations:

Provision of medical services:
Shaanxi Juntai	1,052	984	—	—
Loans to (repayment of loans from):
New Chang'an	(6,590)	—	—	—
JYADK	—	—	3,173	490
Interest income:
New Chang'an	7,839	6,755	—	—
JYADK	—	—	148	23
Purchase of medical supplies:
JYADK	805	484	—	—

Transactions as part of continuing operations:

Provision of consultation service:
JWYK	—	—	113	17
Loan from:
Gopher (note 17)	—	—	161,945	25,000
Interest expense:
Gopher (note 17)	—	—	(6,705)	(1,035)
Finance lease income:
Nai'ensi	2,083	1,194	252	40

c)	The balances between the Company and its related parties as of December 31, 2014 and 2015 are listed below.

	As at December 31	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Due from related parties, current:
JYADK	—	3,321	513
Due from related parties, non-current:
Nai'ensi (note 13)	31,820	28,362	4,378

Due to related parties, current
Gopher	—	4,508	696
Due to related parties, non-current
Gopher (note 17)	—	161,945	25,000